Chapter 11-Schedule of liabilities subject to compromise (Details) - USD ($) $ in Millions	Dec. 31, 2022	Feb. 22, 2022	Dec. 31, 2021
Reorganization, Chapter 11 [Line Items]
Senior under-secured external debt	$ 0
Accounts payable and other liabilities	0
Accrued interest on external debt	0
Amount due to related party	0
Total liabilities subject to compromise	0
Liabilities subject to compromise	0		$ 6,117
Liabilities subject to compromise associated with assets held for sale	$ 0		118
Predecessor
Reorganization, Chapter 11 [Line Items]
Senior under-secured external debt			5,662
Accounts payable and other liabilities			36
Accrued interest on external debt			34
Amount due to related party			503
Total liabilities subject to compromise			6,235
Liabilities subject to compromise		$ 6,119	6,117
Liabilities subject to compromise associated with assets held for sale		$ 118	$ 118